Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Government Subsidies Recognized During The Period	$ 108,025	$ 69,494	$ 172,540	$ 149,590	$ 311,079	$ 243,778
Extinguishment of Accumulated Other Comprehensive Income on Liquidation of Subsidiary					$ 2,654